Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	December 31,
	2017	2018

Deferred tax assets:
Net operating losses carry forward	$8,786	$7,262
Research and development	1,534	1,473
Other	2,959	3,678

Deferred tax assets before valuation allowance	13,279	12,413
Valuation allowance	(7,486)	(7,001)

Deferred tax assets	5,793	5,412

Deferred tax liabilities:
Capitalized software development costs	(2,738)	(3,211)
Acquired intangibles	(9,060)	(10,000)
Property and equipment	(489)	(270)
Undistributed earnings	-	(437)
Other	(57)	(210)

Deferred tax liabilities	(12,344)	(14,128)

Deferred tax liabilities, net	$(6,551)	$(8,716)

	December 31,
	2017	2018

Deferred tax assets, net	$2,620	$2,965
Deferred tax liabilities, net	(9,171)	(11,681)

Deferred tax liabilities, net	$(6,551)	$(8,716)

Schedule of income before income tax, domestic and foreign
	Year ended December 31,
	2016	2017	2018

Domestic (Israel)	$13,701	$(3,849)	$17,149
Foreign	11,672	1,841	1,882

	$25,373	$(2,008)	$19,031

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2016	2017	2018

Income (loss) before taxes on income (tax benefit), as reported in the statements of income	$25,373	$(2,008)	$19,031

Statutory tax rate in Israel	25%	24%	23%

Theoretical taxes on income (tax benefit)	$6,343	$(482)	$4,377

Increase (decrease) in taxes resulting from:
Effect of foreign tax rates	(382)	(67)	315
Effect of “Approved, Beneficiary, Preferred or Preferred Technological Enterprise” status	(1,338)	(252)	(1,233)
Effect of the TCJA	-	(3,795)	-
Utilization of carry forward tax losses for which valuation allowance was provided	-	(153)	(582)
Non-deductible expenses	584	892	1,276
Losses and temporary differences for which valuation allowance was provided	377	1,050	(485)
Increase in uncertain tax positions	395	240	1,653
Others	(207)	3	(290)

Taxes on income (tax benefit), as reported in the statements of income	$5,772	$(2,564)	$5,031

Schedule of Taxes on income (tax benefit)
	Year ended December 31,
	2016	2017	2018

Current	$4,122	$2,459	$6,839
Deferred	1,650	(5,023)	(1,808)

	$5,772	$(2,564)	$5,031

	Year ended December 31,
	2016	2017	2018

Domestic (Israel)	$2,824	$(314)	$4,081
Foreign	2,948	(2,250)	950

	$5,772	$(2,564)	$5,031

Schedule of unrecognized tax benefits
	December 31,
	2017	2018

Balance at the beginning of the year	$1,987	$2,293
Increase in tax positions	375	1,851
Decrease in tax positions	(135)	(198)
Acquisition of subsidiary	66	-

Balance at the end of the year	$2,293	$3,946